Consolidated Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Loss for the period	SFr (98,957)	SFr (85,777)	SFr (88,802)
Items that will not be reclassified to Statements of Loss:
Actuarial gain (loss) of defined benefit plans	599	(1,161)	(808)
Items that may be reclassified subsequently to loss:
Foreign currency translation differences	(209)	56	(5,005)
Foreign currency translation differences recycling			4,978
Other comprehensive income (loss) for the period	390	(1,105)	(835)
Total comprehensive loss for the period	SFr (98,567)	SFr (86,882)	SFr (89,637)